Organization and Principal Activities - Schedule of Cash Flows of the VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Net cash provided by operating activities	¥ 1,945,414	$ 279,439	¥ 717,461	¥ 242,444
Net cash used in investing activities	(3,684,971)	(529,314)	(4,567,452)	(559,561)
Net cash provided by (used in) financing activities	2,133,651	$ 306,480	4,126,861	774,448
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Net cash provided by operating activities	2,597,223		601,022	237,654
Net cash used in investing activities	(1,023,878)		(516,902)	(110,809)
Net cash provided by (used in) financing activities	¥ (519)		¥ (3,647)	¥ 266,913